ACCOUNTS RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLES
Accounts receivable	$ 41,045,413	$ 42,340,033
Allowance for doubtful accounts
Balance at the beginning of the period	697,246	22,727
Reversal of allowance against profit and loss	(317)
Additional allowance during the year	33,596	673,414
Exchange effect	7,216	1,105
Less: ending balance of allowance for doubtful accounts	737,741	697,246
Accounts receivable, net	$ 40,307,672	$ 41,642,787